Description of Business, Basis of Presentation and Significant Accounting Policies - Schedule of reconciliation of the impacted financial statement (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Cash Flows Provided by Financing Activities	$ 41.1	$ 17.3	$ (74.9)	$ (394.5)	$ 525.5
Net Change In Cash, Cash Equivalents and Restricted Cash	(117.6)	49.2	82.2	(17.1)	(90.2)
Cash, Cash Equivalents and Restricted Cash - End Of Period	$ 216.6	$ 299.8	$ 334.4	$ 251.4	270.3	$ 361.3
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Cash Flows Provided by Financing Activities					644.2
Net Change In Cash, Cash Equivalents and Restricted Cash					28.5
Cash, Cash Equivalents and Restricted Cash - End Of Period					389.0
Revision of Prior Period, Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Cash Flows Provided by Financing Activities					(118.7)
Net Change In Cash, Cash Equivalents and Restricted Cash					(118.7)
Cash, Cash Equivalents and Restricted Cash - End Of Period					$ (118.7)